Non-controlling Interests	12 Months Ended
Dec. 31, 2024
Non-controlling Interests.
Non-controlling Interests
19.	Non-controlling Interests

Non-controlling interests as of December 31, 2024 and 2023, consisted of:

	2024		2023
Capital stock	Ps.	771,485	Ps.	1,092,623
Additional paid-in capital		2,952,806		2,970,693
Legal reserve		149,970		214,198
Retained earnings from prior years (1)		5,449,774		11,402,282
Net (loss) income for the year		(62,860)		(384,522)
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation		—		108,629
Remeasurement of post-employment benefit obligations on defined benefit plans		(19,606)		(11,839)
	Ps.	9,241,569	Ps.	15,392,064

(1)	In the years ended December 31, 2024 and 2023, the Group did not pay dividends to its non-controlling interests.

In June 2024, the Group concluded an agreement for the acquisition of an interest in Sky previously held by AT&T as a non - controlling interest and became owner of 100% of the equity of Sky. As a result of this transaction, the Group (i) reduced its non-controlling interests in consolidated equity; (ii) increased its consolidated retained earnings attributable to stockholders of the Company in the amount of Ps.4,301,921, which resulted primarily from the excess of the amount of the non-controlling interest acquired measured in accordance with IFRS over the fair value of the liability assumed by the Group; and (iii) accounted for the transaction price to be paid in 2027 and 2028, as part of other long-term liabilities in the Group’s consolidated statement of financial position as of December 31, 2024 (see Note 3).

Amounts of consolidated current assets, non-current assets, current liabilities and non-current liabilities of Empresas Cablevisión as of December 31, 2024 and 2023, and Sky as of December 31, 2023, are set forth as follows:

	Empresas Cablevisión (1)				Sky (2)
	2024		2023		2023
Assets:
Current assets	Ps.	8,351,193	Ps.	7,255,601	Ps.	6,812,940
Non-current assets		19,935,495		21,178,757		15,638,619
Total assets		28,286,688		28,434,358		22,451,559

Liabilities:
Current liabilities		7,050,863		5,047,055		3,255,555
Non-current liabilities		1,727,061		3,461,020		4,460,916
Total liabilities		8,777,924		8,508,075		7,716,471
Net assets	Ps.	19,508,764	Ps.	19,926,283	Ps.	14,735,088

(1)	Company’s non-controlling interest of 48.5% and 48.8% as of December 31, 2024, and 2023, respectively.
(2)	Company’s non-controlling interest of 41.3% as of December 31, 2023.

Amounts of consolidated revenues, net income and comprehensive income of Empresas Cablevisión and Sky for the years ended December 31, 2024 and 2023, are set forth as follows:

	Empresas Cablevisión				Sky
	2024		2023		2023
Revenues	Ps.	14,628,084	Ps.	15,125,879	Ps.	17,585,229
Net (loss) income		(93,660)		(882,775)		(61,224)
Comprehensive (loss) income		(110,247)		(878,777)		(175,719)

Amounts of consolidated summarized cash flows of Empresas Cablevisión and Sky for the years ended December 31, 2024 and 2023, are set forth as follows:

	Empresas Cablevisión				Sky
	2024		2023		2023
Cash flows from operating activities	Ps.	5,037,835	Ps.	3,205,302	Ps.	4,963,930
Cash flows used in investing activities		(1,696,109)		(2,824,154)		(2,589,738)
Cash flows used in financing activities		(1,575,575)		(543,845)		(2,104,214)
Net increase (decrease) in cash and cash equivalents	Ps.	1,766,151	Ps.	(162,697)	Ps.	269,978